Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payments [Abstract]
Schedule of Number of Shares and Weighted Average Exercise Prices and Movements of Share Awards

The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards.

	Periods ended June 30, 2025
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2025	13,866	4.36	18.41
Granted during the period	915	14.93	11.94
Exercised during the period (1)	(536)	3.11	22.14
Forfeited during the period	(79)	5.27	17.68
As at June 30, 2025	14,166	5.09	17.86
Vested and exercisable at June 30, 2025	7,139	3.74	22.99

	Periods ended June 30, 2024
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2024	11,744	3.65	23.04
Granted during the period	1,276	6.53	5.78
Exercised during the period (1)	(168)	3.61	21.83
Forfeited during the period	(95)	3.86	17.61
As at June 30, 2024	12,757	3.94	21.37
Vested and exercisable at June 30, 2024	6,950	3.63	23.63

(1)	The total proceeds received from the exercised shares under the 2023 plan during the periods ended June 30, 2025 and 2024 were approximately US$1.7 million and US$0.6 million, respectively.

Schedule of Share Based Compensation Expense

The expense recognized for share awards during the six months ended June 30, 2025 and 2024 was approximately US$20.6 million and US$15.9 million. The breakdown is as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Cost of revenue	1,335	1,340
Selling expenses	596	1,017
General and administrative expenses	5,956	9,172
Research and development expenses	12,687	4,367
Total	20,574	15,896

Schedule of Provides the Inputs Range	The following table provides the inputs range the model used for determining the value of the grant for the six months ended June 30, 2025 and 2024:
	Periods ended June 30,
	2025	2024
Dividend yield (%)	-	-
Expected volatility (%)	117% - 119%	118%
Risk-free interest rate (%)	4.17% - 4.58%	3.88% - 4.33%
Exercise multiple	2.20 – 2.80	2.20 – 2.80